Income Taxes - Components of Income Tax (Provision) Benefit (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current income tax expense:
Current income tax expense	$ (26,959)	$ (25,642)	$ (25,479)
Deferred tax benefit (expense):
Deferred tax benefit	(18,661)	3,119	3,766
Income tax expense	(45,620)	(22,523)	(21,713)
Luxembourg
Current income tax expense:
Current income tax expense	(979)	(816)	(535)
Deferred tax benefit (expense):
Deferred tax benefit	(1)	(32)	32
United States
Current income tax expense:
Current income tax expense	(6,030)	(1,885)	(4,404)
Deferred tax benefit (expense):
Deferred tax benefit	4,281	2,053	4,646
Other Jurisdictions
Current income tax expense:
Current income tax expense	(19,950)	(22,941)	(20,540)
Deferred tax benefit (expense):
Deferred tax benefit	$ (22,941)	$ 1,098	$ (912)